Leases (Details)		1 Months Ended	12 Months Ended
	Jul. 01, 2020 m²	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€) m²	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²			2,960
Lease liability						€ 2,359,000
Right-of-use asset						€ 2,359,000
Reduction in right-of-use asset		€ 566,000
Reduction in lease liability		€ 590,000
Depreciation charge for right-of-use asset			€ 1,187,000
Interest expense on lease liability			48,000
Expense relating to short-term leases			189,000
Total cash outflow for leases			1,310,000
Undiscounted lease commitments			12,864,000
Minimum operating lease payments recognised as expense				€ 1,813,000	€ 2,103,000
Income from subleasing right-of-use assets			€ 0	€ 174,000	€ 625,000
Forecast
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²	4,772
Renewal term	5 years		10 years